Loans Held for Sale Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans Held for Sale [Line Items]
Disposal Group, Including Discontinued Operation, Mortgage Loans	$ 4,148,000	$ 10,413,000
Loans Held-for-sale, Mortgages, Contractual Balance	4,100,000	10,300,000
Expected Gain (Loss) on Sale of Mortgage Loans	55,000	$ 131,000
Commercial Portfolio Segment [Member]
Loans Held for Sale [Line Items]
Loans held for sale - lower of cost or market	$ 0		$ 100,000
Gain on sale of loans in secondary market			$ 800,000